Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Trade and other accounts payable	$ 978,324,487	$ 627,958,022
Derivative instruments	11,647,943	5,398,864
Current lease liabilities / Other financial liabilities	11,105,018	7,007,711
Trade and other accounts payable	179,397,412	117,210,059
Derivative instruments	72,386,037	16,167,471
Non-current lease liabilities	148,557,059	44,857,807
Financial liabilities at fair value with changes in other result [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	3,843,088	4,841,020
Total Current	3,843,088	4,841,020
Derivative instruments	682,670
Total Non-current	682,670
Total	4,525,758	4,841,020
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	75,182,770	152,076,992
Trade and other accounts payable	1,978,051,397	757,965,390
Current lease liabilities / Other financial liabilities	11,105,018	7,007,711
Total Current	2,064,339,185	917,050,093
Interest-bearing loans	1,868,805,671	1,467,421,655
Trade and other accounts payable	1,479,456,509	1,281,254,521
Non-current lease liabilities	148,557,059	44,857,807
Total Non-current	3,496,819,239	2,793,533,983
Total	5,561,158,424	3,710,584,076
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	3,396,389	45,543
Total Current	3,396,389	45,543
Total	3,396,389	45,543
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	11,647,943	581,129
Total Current	11,647,943	581,129
Derivative instruments	72,386,037	16,167,471
Total Non-current	72,386,037	16,167,471
Total	$ 84,033,980	$ 16,748,600